Cost of Revenue	12 Months Ended
Dec. 31, 2023
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization [Abstract]
Cost of Revenue
(7) Cost of Revenue (Excluding Depreciation and Amortization)
Cost of Revenue (excluding depreciation and amortization) is comprised of expenses associated with the selling of cryptocurrencies and operating the Company’s BTM kiosks, excluding depreciation and amortization. The following table presents cost of revenue (excluding depreciation and amortization) by category (in thousands):

	Year Ended December 31,
	2023	2022
Cryptocurrency expenses	$534,234	$519,347
Floorspace lease expenses	34,616	39,765
Kiosk operations expenses	19,088	15,423

Total Cost of Revenue (excluding depreciation and amortization reported separately)	$587,938	$574,535

The following table presents the components of cryptocurrency expenses (in thousands):

	Year Ended December 31,
	2023	2022
Cost of Cryptocurrency (1)—BTM Kiosk	$532,356	$513,951
Cost of Cryptocurrency (1)—OTC	—	1,958
Cost of Cryptocurrency (1)—BDCheckout	985	595
Software Processing Fees	280	2,519
Exchange Fees	22	119
Mining Fees	575	195
Software Processing Fee - BDCheckout	16	10

Total cryptocurrency expenses	$534,234	$519,347

(1)
Cost of Cryptocurrency
includes impairment losses recognized on cryptocurrencies net of any gains recognized from sales of cryptocurrencies on an exchange. Impairment of $7.7 million and $6.8 million were offset by $0.1 million and $2.3 million gains from the sale of cryptocurrencies on exchange for the year ended December 31, 2023 and 2022, respectively.

The Company presents cost of revenue in the consolidated Statements of Income (Loss) and Comprehensive Income (Loss) exclusive of depreciation related to BTM kiosks and amortization of intangible assets related to software applications, tradenames and customer relationships.

The following table reconciles amounts excluded from the cost of revenue (excluding depreciation and amortization) caption in the consolidated Statements of Income (Loss) and Comprehensive Income (Loss) included in total depreciation and amortization expense in the consolidated Statements of Income (Loss) and Comprehensive Income (Loss) for the period presented (in thousands):

	Year Ended December 31,
	2023	2022
Depreciation of owned BTM kiosks	$2,447	$3,474
Depreciation of leased BTM kiosks	8,492	13,729
Amortization of intangible assets	1,516	1,514

Total depreciation and amortization excluded from cost of revenue	$12,455	$18,717
Other depreciation and amortization included in operating expenses	333	66

Total depreciation and amortization	$12,788	$18,783